Business Combinations and Disposal Group Held for Sale - Additional Information (Details) € in Millions, ¥ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 13, 2020 USD ($)	May 23, 2019 USD ($)	May 23, 2019 EUR (€)	Apr. 01, 2019 USD ($)	Apr. 01, 2019 JPY (¥)
Disclosure Of Business Combinations [Line Items]
Percentage of voting interests	100.00%
Goodwill, not tax deductible	$ 70,000,000
Estimated fair value on acquisition	189,000,000
Cash consideration	176,000,000
Contingent consideration on acquisition	13,000,000
Contingent consideration undiscounted value	16,000,000
Trade receivables acquired	15,000,000
Transaction cost related to the acquisition	2,000,000
Description of non-current asset or disposal group held for sale which were sold or reclassified		Non-current assets and disposal groups are classified as held for sale if their carrying amount is intended to be recovered principally through sale rather than through continuing use. The condition for classification of held for sale is met when the non-current asset or the disposal group is available for immediate sale and the same is highly probable of being completed within one year from the date of classification as held for sale
Reduction in fair value of disposal group held for sale			$ 39,000,000
Disposal group held for sale			(65,000,000)
HIPUS Co. Ltd.
Disclosure Of Business Combinations [Line Items]
Estimated fair value on acquisition								$ 30,000,000
Trade receivables acquired								202,000,000
Transaction cost related to the acquisition			$ 1,000,000
Trade payables acquired								218,000,000
Stater N.V
Disclosure Of Business Combinations [Line Items]
Estimated fair value on acquisition						$ 171,000,000
Trade receivables acquired						$ 11,000,000
Transaction cost related to the acquisition		$ 1,000,000
Outbox systems Inc. dba Simplus
Disclosure Of Business Combinations [Line Items]
Estimated fair value on acquisition					$ 191,000,000
Cash consideration					180,000,000
Contingent consideration on acquisition					11,000,000
Trade receivables acquired					$ 10,000,000
Transaction cost related to the acquisition		$ 1,000,000
Woong Doody Holding Company Inc
Disclosure Of Business Combinations [Line Items]
Percentage of voting interests			100.00%
Fluido Oy
Disclosure Of Business Combinations [Line Items]
Percentage of voting interests			100.00%
Infosys Compaz Pte. Ltd
Disclosure Of Business Combinations [Line Items]
Percentage of voting interests			60.00%
WongDoody Holding Company Inc.
Disclosure Of Business Combinations [Line Items]
Estimated fair value on acquisition			$ 122,000,000
Cash consideration			98,000,000
Contingent consideration on acquisition			24,000,000
Trade receivables acquired	13,000,000
Goodwill expected to be deductible for tax purposes			32,000,000
Wong Doody Holding Company Inc, Fluido Oy, Infosys Compaz Pte Ltd
Disclosure Of Business Combinations [Line Items]
Estimated fair value on acquisition			122,000,000
Contingent consideration on acquisition	$ 8,000,000
Infosys Consulting Pte Limited | HIPUS Co. Ltd.
Disclosure Of Business Combinations [Line Items]
Estimated fair value on acquisition								$ 30,000,000	¥ 3,290
Percentage of ownership and voting interests								81.00%	81.00%
Percentage of equity interest		81.00%
Infosys Consulting Pte Limited | Stater N.V
Disclosure Of Business Combinations [Line Items]
Percentage of voting interests						75.00%	75.00%
Percentage of equity interest		75.00%
Infosys Nova Holdings LLC | Outbox systems Inc. dba Simplus
Disclosure Of Business Combinations [Line Items]
Percentage of voting interests					100.00%
Cash consideration					$ 180,000,000
Panaya Inc.
Disclosure Of Business Combinations [Line Items]
Reduction in fair value of disposal group held for sale			39,000,000	$ 18,000,000
Skava
Disclosure Of Business Combinations [Line Items]
Disposal group held for sale			65,000,000
Skava | Goodwill
Disclosure Of Business Combinations [Line Items]
Disposal group held for sale			52,000,000
Skava | Customer related
Disclosure Of Business Combinations [Line Items]
Disposal group held for sale			$ 13,000,000
Bottom of Range
Disclosure Of Business Combinations [Line Items]
Key input used in determining fair value of contingent consideration discount rate	12.00%
Bottom of Range | Wong Doody Holding Company Inc, Fluido Oy, Infosys Compaz Pte Ltd
Disclosure Of Business Combinations [Line Items]
Key input used in determining fair value of contingent consideration discount rate			16.00%
Top of Range
Disclosure Of Business Combinations [Line Items]
Key input used in determining fair value of contingent consideration discount rate	13.50%
Top of Range | Outbox systems Inc. dba Simplus
Disclosure Of Business Combinations [Line Items]
Retention Payables	$ 50,000,000
Top of Range | Wong Doody Holding Company Inc, Fluido Oy, Infosys Compaz Pte Ltd
Disclosure Of Business Combinations [Line Items]
Key input used in determining fair value of contingent consideration discount rate			9.00%
Transaction cost related to the acquisition			$ 2,000,000
Top of Range | Infosys Consulting Pte Limited | Stater N.V
Disclosure Of Business Combinations [Line Items]
Estimated fair value on acquisition						$ 171,000,000	€ 154
Top of Range | Infosys Nova Holdings LLC | Outbox systems Inc. dba Simplus
Disclosure Of Business Combinations [Line Items]
Estimated fair value on acquisition					200,000,000
Contingent consideration on acquisition					$ 20,000,000